Document and Entity Information	Dec. 31, 2017
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2017
Registrant Name	FIRST INVESTORS LIFE SERIES FUNDS
Entity Central Index Key	0000770906
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 30, 2019
Document Effective Date	Jan. 31, 2019
Prospectus Date	May 01, 2018